UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-21149

T. Rowe Price Retirement Funds, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: May 31

Date of reporting period: November 30, 2025

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Semi-Annual Shareholder Report

November 30, 2025

Retirement 2055 Fund

Investor Class (TRRNX)

This semi-annual shareholder report contains important information about Retirement 2055 Fund (the "fund") for the period of June 1, 2025 to November 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement 2055 Fund - Investor Class	$34	0.63%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$11,653,246
Number of Portfolio Holdings	27

Portfolio Turnover Rate	5.0%

What did the fund invest in?

Asset Allocation (as a % of Net Assets)

Domestic Equity Funds	69.5%
International Equity Funds	28.9
Domestic Bond Funds	0.7
International Bond Funds	0.2
U.S. Treasury Debt	0.1
Short-Term and Other	0.6

Top Ten Holdings (as a % of Net Assets)

T. Rowe Price Value Fund	15.6%
T. Rowe Price Growth Stock Fund	15.3
T. Rowe Price Equity Index 500 Fund	10.2
T. Rowe Price U.S. Large-Cap Core Fund	10.1
T. Rowe Price International Value Equity Fund	8.8
T. Rowe Price Overseas Stock Fund	8.0
T. Rowe Price Real Assets Fund	6.5
T. Rowe Price International Stock Fund	6.4
T. Rowe Price Mid-Cap Value Fund	3.2
T. Rowe Price Mid-Cap Growth Fund	3.2

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F164-053 1/26

Retirement 2055 Fund

Investor Class (TRRNX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Semi-Annual Shareholder Report

November 30, 2025

Retirement 2055 Fund

Advisor Class (PAROX)

This semi-annual shareholder report contains important information about Retirement 2055 Fund (the "fund") for the period of June 1, 2025 to November 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement 2055 Fund - Advisor Class	$47	0.88%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$11,653,246
Number of Portfolio Holdings	27

Portfolio Turnover Rate	5.0%

What did the fund invest in?

Asset Allocation (as a % of Net Assets)

Domestic Equity Funds	69.5%
International Equity Funds	28.9
Domestic Bond Funds	0.7
International Bond Funds	0.2
U.S. Treasury Debt	0.1
Short-Term and Other	0.6

Top Ten Holdings (as a % of Net Assets)

T. Rowe Price Value Fund	15.6%
T. Rowe Price Growth Stock Fund	15.3
T. Rowe Price Equity Index 500 Fund	10.2
T. Rowe Price U.S. Large-Cap Core Fund	10.1
T. Rowe Price International Value Equity Fund	8.8
T. Rowe Price Overseas Stock Fund	8.0
T. Rowe Price Real Assets Fund	6.5
T. Rowe Price International Stock Fund	6.4
T. Rowe Price Mid-Cap Value Fund	3.2
T. Rowe Price Mid-Cap Growth Fund	3.2

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F282-053 1/26

Retirement 2055 Fund

Advisor Class (PAROX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Semi-Annual Shareholder Report

November 30, 2025

Retirement 2055 Fund

R Class (RRTVX)

This semi-annual shareholder report contains important information about Retirement 2055 Fund (the "fund") for the period of June 1, 2025 to November 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement 2055 Fund - R Class	$60	1.13%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$11,653,246
Number of Portfolio Holdings	27

Portfolio Turnover Rate	5.0%

What did the fund invest in?

Asset Allocation (as a % of Net Assets)

Domestic Equity Funds	69.5%
International Equity Funds	28.9
Domestic Bond Funds	0.7
International Bond Funds	0.2
U.S. Treasury Debt	0.1
Short-Term and Other	0.6

Top Ten Holdings (as a % of Net Assets)

T. Rowe Price Value Fund	15.6%
T. Rowe Price Growth Stock Fund	15.3
T. Rowe Price Equity Index 500 Fund	10.2
T. Rowe Price U.S. Large-Cap Core Fund	10.1
T. Rowe Price International Value Equity Fund	8.8
T. Rowe Price Overseas Stock Fund	8.0
T. Rowe Price Real Assets Fund	6.5
T. Rowe Price International Stock Fund	6.4
T. Rowe Price Mid-Cap Value Fund	3.2
T. Rowe Price Mid-Cap Growth Fund	3.2

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F482-053 1/26

Retirement 2055 Fund

R Class (RRTVX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Semi-Annual Shareholder Report

November 30, 2025

Retirement 2055 Fund

I Class (TRJMX)

This semi-annual shareholder report contains important information about Retirement 2055 Fund (the "fund") for the period of June 1, 2025 to November 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement 2055 Fund - I Class	$24	0.45%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$11,653,246
Number of Portfolio Holdings	27

Portfolio Turnover Rate	5.0%

What did the fund invest in?

Asset Allocation (as a % of Net Assets)

Domestic Equity Funds	69.5%
International Equity Funds	28.9
Domestic Bond Funds	0.7
International Bond Funds	0.2
U.S. Treasury Debt	0.1
Short-Term and Other	0.6

Top Ten Holdings (as a % of Net Assets)

T. Rowe Price Value Fund	15.6%
T. Rowe Price Growth Stock Fund	15.3
T. Rowe Price Equity Index 500 Fund	10.2
T. Rowe Price U.S. Large-Cap Core Fund	10.1
T. Rowe Price International Value Equity Fund	8.8
T. Rowe Price Overseas Stock Fund	8.0
T. Rowe Price Real Assets Fund	6.5
T. Rowe Price International Stock Fund	6.4
T. Rowe Price Mid-Cap Value Fund	3.2
T. Rowe Price Mid-Cap Growth Fund	3.2

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F1573-053 1/26

Retirement 2055 Fund

I Class (TRJMX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
November 30, 2025
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
TRRNX Retirement 2055 Fund
PAROX Retirement 2055 Fund–
.
Advisor Class
RRTVX Retirement 2055 Fund–
.
R Class
TRJMX Retirement 2055 Fund–
.
I Class

T. ROWE PRICE Retirement 2055 Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
Investor Class
6 Months
. Ended
11/30/25
.. Year ..
.. Ended .
5/31/25 5/31/24 5/31/23 5/31/22 5/31/21
NET ASSET
VALUE
Beginning of period $ 20.79 $ 19.29 $ 16.24 $ 17.32 $ 20.36 $ 14.77
Investment
activities
Net investment
income (loss)
(1)(2)
(0.05) 0.22 0.20 0.19 0.13 0.09
Net realized and
unrealized gain/
loss 2.75 1.63 3.53 (0.20) (1.99) 6.12
Total from
investment
activities 2.70 1.85 3.73 (0.01)
(3)
(1.86) 6.21
Distributions
Net investment
income — (0.26) (0.23) (0.18) (0.13) (0.13)
Net realized gain — (0.09) (0.45) (0.89) (1.05) (0.49)
Total distributions — (0.35) (0.68) (1.07) (1.18) (0.62)
NET ASSET
VALUE
End of period $ 23.49 $ 20.79 $ 19.29 $ 16.24 $ 17.32 $ 20.36

T. ROWE PRICE Retirement 2055 Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
6 Months
. Ended
11/30/25
.. Year ..
.. Ended .
5/31/25 5/31/24 5/31/23 5/31/22 5/31/21
Ratios/Supplemental Data
Total return
(2)(4)(5)
12.99% 9.67% 23.35% 0.29% (9.87)% 42.61%
Ratios to average net assets:
(2)
Gross expenses
before payments
by Price
Associates
(5)
0.63%
(6)
0.64% 0.64% 0.64% 0.65% 0.71%
Net expenses
after payments
by Price
Associates
(5)
0.63%
(6)
0.64% 0.64% 0.64% 0.65% 0.71%
Net investment
income (loss)
(5)
(0.43)%
(6)
1.11% 1.13% 1.15% 0.67% 0.50%
Portfolio turnover
rate
(5)
5.0% 11.0% 25.6% 28.3% 35.1% 24.8%
Net assets, end of
period (in millions) $3,472 $3,242 $3,236 $2,981 $3,033 $3,615
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
The amount presented is inconsistent with the fund's results of operations because of the timing of redemptions of fund shares in relation to fluctuating market values for the investment portfolio.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
The fund's total return may be higher or lower than the investment results of the individual underlying Price Funds.
(5)
Reflects the activity of the fund, and does not include the activity of the underlying Price
Funds. However, investment performance of the fund is directly related to the investment performance of the underlying Price Funds in which it invests.
(6)
Annualized

T. ROWE PRICE Retirement 2055 Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
Advisor Class
6 Months
. Ended
11/30/25
.. Year ..
.. Ended .
5/31/25 5/31/24 5/31/23 5/31/22 5/31/21
NET ASSET
VALUE
Beginning of period $ 20.53 $ 19.06 $ 16.07 $ 17.14 $ 20.16 $ 14.65
Investment
activities
Net investment
income (loss)
(1)(2)
(0.08) 0.17 0.15 0.14 0.09 0.04
Net realized and
unrealized gain/
loss 2.72 1.60 3.48 (0.19) (1.97) 6.07
Total from
investment
activities 2.64 1.77 3.63 (0.05)
(3)
(1.88) 6.11
Distributions
Net investment
income — (0.21) (0.19) (0.13) (0.09) (0.11)
Net realized gain — (0.09) (0.45) (0.89) (1.05) (0.49)
Total distributions — (0.30) (0.64) (1.02) (1.14) (0.60)
NET ASSET
VALUE
End of period $ 23.17 $ 20.53 $ 19.06 $ 16.07 $ 17.14 $ 20.16

T. ROWE PRICE Retirement 2055 Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
6 Months
. Ended
11/30/25
.. Year ..
.. Ended .
5/31/25 5/31/24 5/31/23 5/31/22 5/31/21
Ratios/Supplemental Data
Total return
(2)(4)(5)
12.86% 9.39% 22.99% 0.06% (10.06)% 42.25%
Ratios to average net assets:
(2)
Gross expenses
before payments
by Price
Associates
(5)
0.88%
(6)
0.89% 0.89% 0.89% 0.90% 0.96%
Net expenses
after payments
by Price
Associates
(5)
0.88%
(6)
0.89% 0.89% 0.89% 0.90% 0.96%
Net investment
income (loss)
(5)
(0.68)%
(6)
0.83% 0.88% 0.88% 0.46% 0.21%
Portfolio turnover
rate
(5)
5.0% 11.0% 25.6% 28.3% 35.1% 24.8%
Net assets, end
of period (in
thousands) $641,507 $583,804 $559,289 $456,971 $491,182 $567,942
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
The amount presented is inconsistent with the fund's results of operations because of the timing of redemptions of fund shares in relation to fluctuating market values for the investment portfolio.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
The fund's total return may be higher or lower than the investment results of the individual underlying Price Funds.
(5)
Reflects the activity of the fund, and does not include the activity of the underlying Price
Funds. However, investment performance of the fund is directly related to the investment performance of the underlying Price Funds in which it invests.
(6)
Annualized

T. ROWE PRICE Retirement 2055 Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
R Class
6 Months
. Ended
11/30/25
.. Year ..
.. Ended .
5/31/25 5/31/24 5/31/23 5/31/22 5/31/21
NET ASSET
VALUE
Beginning of period $ 20.30 $ 18.84 $ 15.90 $ 16.97 $ 19.98 $ 14.54
Investment
activities
Net investment
income (loss)
(1)(2)
(0.10) 0.12 0.12 0.10 0.04 —
(3)
Net realized and
unrealized gain/
loss 2.68 1.60 3.42 (0.18) (1.96) 6.02
Total from
investment
activities 2.58 1.72 3.54 (0.08)
(4)
(1.92) 6.02
Distributions
Net investment
income — (0.17) (0.15) (0.10) (0.04) (0.09)
Net realized gain — (0.09) (0.45) (0.89) (1.05) (0.49)
Total distributions — (0.26) (0.60) (0.99) (1.09) (0.58)
NET ASSET
VALUE
End of period $ 22.88 $ 20.30 $ 18.84 $ 15.90 $ 16.97 $ 19.98

T. ROWE PRICE Retirement 2055 Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
R Class
6 Months
. Ended
11/30/25
.. Year ..
.. Ended .
5/31/25 5/31/24 5/31/23 5/31/22 5/31/21
Ratios/Supplemental Data
Total return
(2)(5)(6)
12.71% 9.20% 22.65% (0.16)% (10.30)% 41.93%
Ratios to average net assets:
(2)
Gross expenses
before payments
by Price
Associates
(6)
1.13%
(7)
1.14% 1.14% 1.14% 1.15% 1.21%
Net expenses
after payments
by Price
Associates
(6)
1.13%
(7)
1.14% 1.14% 1.14% 1.15% 1.21%
Net investment
income (loss)
(6)
(0.93)%
(7)
0.60% 0.67% 0.64% 0.21% 0.00%
Portfolio turnover
rate
(6)
5.0% 11.0% 25.6% 28.3% 35.1% 24.8%
Net assets, end
of period (in
thousands) $645,094 $582,174 $559,510 $476,602 $463,105 $531,422
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Amounts round to less than $0.01 per share.
(4)
The amount presented is inconsistent with the fund's results of operations because of the timing of redemptions of fund shares in relation to fluctuating market values for the investment portfolio.
(5)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
The fund's total return may be higher or lower than the investment results of the individual underlying Price Funds.
(6)
Reflects the activity of the fund, and does not include the activity of the underlying Price
Funds. However, investment performance of the fund is directly related to the investment performance of the underlying Price Funds in which it invests.
(7)
Annualized

T. ROWE PRICE Retirement 2055 Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
I Class
(1)
6 Months
. Ended
11/30/25
. . Year
Ended
5/31/25
11/13/23
(1)
Through
5/31/24
NET ASSET VALUE
Beginning of period $ 20 .82 $ 19 .32 $ 16 .82
Investment activities
Net investment income (loss)
(2)(3)
( 0 .03 ) 0 .25 ( 0 .03 )
(4)
Net realized and unrealized gain/loss 2 .75 1 .65 3 .21
Total from investment activities 2 .72 1 .90 3 .18
Distributions
Net investment income — ( 0 .31 ) ( 0 .23 )
Net realized gain — ( 0 .09 ) ( 0 .45 )
Total distributions — ( 0 .40 ) ( 0 .68 )
NET ASSET VALUE
End of period $ 23 .54 $ 20 .82 $ 19 .32
Ratios/Supplemental Data
Total return
(3)(5)(6)
13 .06% 9 .93% 19 .31%
Ratios to average net assets:
(3)
Gross expenses before payments by Price Associates
(6)
0 .45%
(7)
0 .46% 0 .46%
(7)
Net expenses after payments by Price Associates
(6)
0 .45%
(7)
0 .46% 0 .46%
(7)
Net investment income (loss)
(6)
( 0 .25 ) %
(7)
1 .26% ( 0 .27 ) %
(7)
Portfolio turnover rate
(6)
5 .0% 11 .0% 25 .6%
Net assets, end of period (in millions) $6,894 $6,296 $5,594
0% 0% 0%

T. ROWE PRICE Retirement 2055 Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
Includes the impact of expense-related arrangements with Price Associates.
(4)
The amount presented is inconsistent with the fund's aggregate net investment income because of the timing of sales and redemptions of fund shares in relation to income distributions from the underlying Price Funds.
(5)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
The fund's total return may be higher or lower than the investment results of the individual underlying Price Funds.
(6)
Reflects the activity of the fund, and does not include the activity of the underlying Price
Funds. However, investment performance of the fund is directly related to the investment performance of the underlying Price Funds in which it invests.
(7)
Annualized

T. ROWE PRICE Retirement 2055 Fund
November 30, 2025 Unaudited

Portfolio of Investments
(1)
(1)
$ Value
5/31/25
$ Purchase
Cost
$ Sales
Cost Shares/Par
$ Value
11/30/25
(Cost and value in $000s)
BOND FUNDS 0.9%
T. Rowe Price Funds:
New Income Fund  45,914 3,210 3,217 5,833,922 47,138
U.S. Treasury Long-Term Index
Fund  29,189 1,256 2,232 4,066,779 29,850
International Bond Fund (USD
Hedged)  15,899 2,754 1,178 2,045,433 17,550
Dynamic Global Bond Fund  8,972 480 692 1,124,023 8,498
Limited Duration Inflation Focused
Bond Fund  1,115 45 — 244,865 1,143
Total Bond Funds (Cost $111,762) 104,179
EQUITY FUNDS 98.4%
T. Rowe Price Funds:
Value Fund  1,668,348 118,737 90,121 36,170,592 1,819,381
Growth Stock Fund  1,571,633 35,061 73,521 14,146,628 1,780,353
Equity Index 500 Fund  1,080,475 30,680 66,176 6,590,932 1,189,070
U.S. Large-Cap Core Fund  1,104,601 23,663 74,230 24,890,841 1,172,359
International Value Equity Fund  939,234 20,450 46,582 43,686,814 1,030,135
Overseas Stock Fund  883,641 11,766 50,535 57,735,995 936,478
Real Assets Fund  683,815 34,660 80,594 42,458,685 759,161
International Stock Fund  745,856 15,546 46,537 32,673,534 748,224
Mid-Cap Value Fund  349,345 7,451 20,221 10,905,737 371,558
Mid-Cap Growth Fund  379,712 7,865 49,047 3,475,240 366,603
Emerging Markets Discovery Stock
Fund  309,541 6,919 30,288 19,269,974 352,641
Emerging Markets Stock Fund  269,951 9,984 17,187 7,363,576 319,285
Small-Cap Value Fund  208,378 3,249 11,181 3,988,706 231,664
Small-Cap Stock Fund  193,836 2,431 9,621 3,395,340 210,375
New Horizons Fund (2) 148,896 25,069 9,750 3,075,647 186,200
Total Equity Funds (Cost $7,968,638) 11,473,487
OTHER MUTUAL FUNDS 0.0%
T. Rowe Price Funds:
Transition Fund  1,516 19,561 19,514 15,825 1,547
Total Other Mutual Funds (Cost $1,547) 1,547
SHORT-TERM INVESTMENTS 0 .7%
Money Market Funds  0.6%
T. Rowe Price U.S. Treasury
Money Fund, 4.05% (3) 58,936 179,647 172,885 65,697,548 65,698

T. ROWE PRICE Retirement 2055 Fund

$ Value
5/31/25
$ Purchase
Cost
$ Sales
Cost Shares/Par
$ Value
11/30/25
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 0.7%
(continued)
U.S. Treasury Obligations  0.1%
U.S. Treasury Bills, 3.766%,
2/19/26 (4) 10,000,000 9,917
U.S. Treasury Bills, 3.972%,
12/4/25  4,000,000 3,999
Total Short-Term Investments (Cost $79,614) 79,614
Total Investments in Securities
100.0% of Net Assets (Cost $8,161,561) $ 11,658,827
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z Class of each underlying Price Fund, except for the Transition
Fund, if held, which is a single class fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield
(4) At November 30, 2025, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.

T. ROWE PRICE Retirement 2055 Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 112 MSCI EAFE Index contracts 12/25 (15,786) $ (150)
Short, 194 Russell 2000 E-Mini Index contracts 12/25 (24,299) (397)
Short, 81 S&P 500 E-Mini Index contracts 12/25 (27,781) (136)
Net payments (receipts) of variation margin to date 389
Variation margin receivable (payable) on open futures contracts $ (294)

T. ROWE PRICE Retirement 2055 Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended November 30, 2025. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund  $ (7) $ (262) $ 249
Emerging Markets Discovery Stock Fund  3,876 66,469 —
Emerging Markets Stock Fund  1,210 56,537 —
Equity Index 500 Fund  23,022 144,091 7,063
Growth Stock Fund  29,141 247,180 —
International Bond Fund (USD Hedged)  (14) 75 359
International Stock Fund  7,187 33,359 —
International Value Equity Fund  13,563 117,033 —
Limited Duration Inflation Focused Bond Fund  — (17) 45
Mid-Cap Growth Fund  (168) 28,073 —
Mid-Cap Value Fund  1,730 34,983 —
New Horizons Fund  627 21,985 —
New Income Fund  (118) 1,231 1,161
Overseas Stock Fund  13,581 91,606 —
Real Assets Fund  11,628 121,280 —
Small-Cap Stock Fund  1,576 23,729 —
Small-Cap Value Fund  1,303 31,218 —
Transition Fund  22 (16) 48
U.S. Large-Cap Core Fund  13,874 118,325 —
U.S. Treasury Long-Term Index Fund  (332) 1,637 615
Value Fund  15,024 122,417 —
U.S. Treasury Money Fund, 4.05% — — 1,268
Totals $ 136,725# $ 1,260,933 $ 10,808+
# Capital gain distributions from underlying Price funds represented $13 of the net realized gain (loss).
+ Investment income comprised $10,808 of income distributions from underlying Price Funds.

T. ROWE PRICE Retirement 2055 Fund
November 30, 2025 Unaudited
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $8,161,561) $ 11,658,827
Receivable for shares sold 11,161
Receivable for investment securities sold 1,338
Total assets 11,671,326
Liabilities
Payable for shares redeemed 12,479
Investment management and administrative fees payable 4,901
Variation margin payable on futures contracts 294
Other liabilities 406
Total liabilities 18,080
NET ASSETS $ 11,653,246
Net Assets Consist of:
Total distributable earnings (loss) $ 3,758,782
Paid-in capital applicable to 496,552,889 shares of $0.0001
par value capital stock outstanding; 30,000,000,000 shares
of the Corporation authorized 7,894,464
NET ASSETS $ 11,653,246
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $3,472,278; Shares outstanding:
147,796,813) $ 23.49
Advisor Class
(Net assets: $641,507; Shares outstanding: 27,684,895) $ 23.17
R Class
(Net assets: $645,094; Shares outstanding: 28,200,036) $ 22.88
I Class
(Net assets: $6,894,367; Shares outstanding:
292,871,145) $ 23.54

T. ROWE PRICE Retirement 2055 Fund
Unaudited
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
11/30/25
Investment Income (Loss)
Income
Income distributions from underlying Price Funds $ 10,808
Interest 298
Total income 11,106
Expenses
Investment management and administrative expense 29,548
Rule 12b-1 fees
Advisor Class $ 777
R Class 1,531 2,308
Total expenses 31,856
Net investment loss (20,750)
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Sales of underlying Price Funds 136,712
Futures (9,972)
Capital gain distributions from underlying Price Funds 13
Net realized gain 126,753
Change in net unrealized gain / loss
Underlying Price Funds 1,260,933
Securities (1)
Futures 2,742
Change in net unrealized gain / loss 1,263,674
Net realized and unrealized gain / loss 1,390,427
INCREASE IN NET ASSETS FROM OPERATIONS $ 1,369,677

T. ROWE PRICE Retirement 2055 Fund
Unaudited
Statement of Changes in Net Assets

($000s)
6 Months
Ended
11/30/25
Year
Ended
5/31/25
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) $ (20,750) $ 118,960
Net realized gain 126,753 568,403
Change in net unrealized gain / loss 1,263,674 276,035
Increase in net assets from operations 1,369,677 963,398
Distributions to shareholders
Net earnings
Investor Class – (56,392)
Advisor Class – (8,841)
R Class – (7,635)
I Class – (115,815)
Decrease in net assets from distributions – (188,683)
Capital share transactions
*
Shares sold
Investor Class 275,466 609,812
Advisor Class 58,827 127,206
R Class 53,162 87,434
I Class 612,355 1,339,982
Distributions reinvested
Investor Class – 55,663
Advisor Class – 8,746
R Class – 7,635
I Class – 114,652
Shares redeemed
Investor Class (458,064) (904,719)
Advisor Class (75,297) (154,729)
R Class (63,071) (115,396)
I Class (823,372) (1,196,602)
Decrease in net assets from capital share
transactions (419,994) (20,316)

T. ROWE PRICE Retirement 2055 Fund
Unaudited
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
11/30/25
Year
Ended
5/31/25
Net Assets
Increase during period 949,683 754,399
Beginning of period 10,703,563 9,949,164
End of period $ 11,653,246 $ 10,703,563
*Share information (000s)
Shares sold
Investor Class 12,346 30,288
Advisor Class 2,666 6,395
R Class 2,438 4,452
I Class 27,439 66,464
Distributions reinvested
Investor Class – 2,787
Advisor Class – 443
R Class – 391
I Class – 5,738
Shares redeemed
Investor Class (20,460) (44,951)
Advisor Class (3,412) (7,756)
R Class (2,920) (5,852)
I Class (37,006) (59,301)
Decrease in shares outstanding (18,909) (902)

T. ROWE PRICE Retirement 2055 Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Retirement Funds, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). T. Rowe Price Retirement
2055 Fund (the fund) is a diversified, open-end management investment company and is one of the portfolios established by the corporation. The fund invests in a portfolio of other T. Rowe Price stock and bond funds (underlying
Price Funds) that represent various asset classes and sectors. The fund’s allocation among underlying Price Funds will change, and its asset mix will become more conservative over time. The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
The fund has four classes of shares: the Retirement 2055 Fund
(Investor Class), Retirement 2055 Fund–Advisor Class (Advisor Class),
Retirement 2055 Fund–R Class (R Class) and Retirement 2055 Fund–I Class
(I Class). Advisor Class shares are sold only through various brokers and other financial intermediaries, and R Class shares are available through financial intermediaries for employer-sponsored defined contribution retirement plans and certain other retirement accounts. The Advisor Class and R Class each operate under separate Board-approved Rule 12b-1 plans, pursuant to which each class compensates financial intermediaries for distribution, shareholder servicing, and/or certain administrative services; the Investor and I Classes do not pay Rule 12b-1 fees. I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board
Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management.
Management believes that estimates and valuations of the underlying Price

T. ROWE PRICE Retirement 2055 Fund

Funds are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale of the underlying Price Funds.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Dividends received from underlying
Price Fund investments are reflected as income; capital gain distributions are reflected as realized gain/loss. Income and capital gain distributions from the underlying Price Funds are recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Class Accounting  Investment management and administrative expenses incurred by each class are charged directly to the class to which they relate.
Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class. The Advisor Class and R Class each pay Rule
12b-1 fees in an amount not exceeding 0.25% and 0.50%, respectively, of the class’s average daily net assets.
In-Kind Redemptions  In accordance with guidelines described in the fund’s prospectus, the fund may distribute shares of the underlying Price Funds rather than cash as payment for a redemption of fund shares (in-kind redemption). For financial reporting purposes, the fund recognizes a gain on in-kind redemptions to the extent the value of the distributed shares of the underlying Price Funds on the date of redemption exceeds the cost of those shares. Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital. During the six months ended November 30, 2025, the fund realized $110,128,000 of net gain on $290,901,000 of in-kind redemptions.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as

T. ROWE PRICE Retirement 2055 Fund

may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying
Price Funds are valued at their closing NAV per share on the day of valuation.
Debt securities are generally traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Futures contracts are valued at closing settlement prices. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

T. ROWE PRICE Retirement 2055 Fund

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on November 30, 2025 (for further detail by category, please refer to the accompanying Portfolio of Investments):

T. ROWE PRICE Retirement 2055 Fund

NOTE 3 - DERIVATIVE INSTRUMENTS
The fund may use derivatives in an effort to manage cash flows efficiently, remain fully invested, or facilitate asset allocation and rebalancing. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement or delivery of cash or other assets. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges.
Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Bond Funds $ 104,179 $ — $ — $ 104,179
Equity Funds 11,473,487 — — 11,473,487
Other Mutual Funds 1,547 — — 1,547
Short-Term Investments 65,698 13,916 — 79,614
Total $ 11,644,911 $ 13,916 $ — $ 11,658,827
Liabilities
Futures Contracts* $ 683 $ — $ — $ 683
* The fair value presented includes cumulative gain (loss) on open futures contracts;
however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Retirement 2055 Fund

instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s futures contracts held as of November 30, 2025, and the related location on the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the six months ended November 30, 2025, and the related location on the accompanying Statement of Operations, is summarized in the following table by primary underlying risk exposure:
Counterparty Risk and Collateral  The fund invests in exchange-traded and/
or centrally cleared derivative contracts, such as futures and centrally cleared swaps. Counterparty risk on such derivatives is minimal because the clearinghouse provides protection against counterparty defaults. For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount
($000s)
Location on Statement of
Assets and Liabilities Fair Value*
*
Liabilities
Equity derivatives Futures $ 683
Total $ 683
* The fair value presented includes cumulative gain (loss) on open futures contracts;
however, the value reflected on the accompanying Statement of Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.
($000s)
Location of Gain (Loss) on Statement of Operations
Futures
Realized Gain (Loss)
Equity derivatives $ (9,972)
Total $ (9,972)
Change in Unrealized
Gain (Loss)
Equity derivatives $ 2,742
Total $ 2,742

T. ROWE PRICE Retirement 2055 Fund

specified by the clearinghouse and the clearing firm (margin requirement) and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Collateral may be in the form of cash or debt securities issued by the U.S.
government or related agencies. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. While typically not sold in the same manner as equity or fixed income securities, exchange-traded derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared. This ability is subject to the liquidity of underlying positions.  As of November 30, 2025, securities valued at $3,705,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.
Futures Contracts  The fund is subject to equity price risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts to manage exposure to interest rate and yield curve movements, security prices, foreign currencies, credit quality, and mortgage prepayments; as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; or to adjust portfolio duration and credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of Operations. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values, and potential

T. ROWE PRICE Retirement 2055 Fund

losses in excess of the fund’s initial investment. During the six months ended
November 30, 2025, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally less than 1% of net assets.
NOTE 4 - INVESTMENTS IN UNDERLYING PRICE FUNDS
Purchases and sales of the underlying Price Funds other than in-kind transactions, if any, aggregated $560,484,000 and $721,119,000, respectively for the six months ended November 30, 2025.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
At November 30, 2025, the cost of investments (including derivatives, if any)
for federal income tax purposes was $8,293,029,000. Net unrealized gain aggregated $3,365,115,000 at period-end, of which $3,504,867,000 related to appreciated investments and $139,752,000 related to depreciated investments.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a
wholly owned subsidiary of T. Rowe Price Group, Inc. Price Associates, directly or through sub-advisory agreements with its wholly owned subsidiaries, also provides investment management services to all the underlying Price Funds.
Certain officers and directors of the fund are also officers and directors of Price
Associates and its subsidiaries and the underlying Price Funds.

T. ROWE PRICE Retirement 2055 Fund

The fund operates in accordance with an amended investment management agreement (amended management agreement), between the corporation, on behalf of the fund, and Price Associates. Under the amended management agreement, the fund pays an annual all-inclusive fee that is based on a predetermined fee schedule that ranges from 0.64% to 0.49% for the
Investor Class, Advisor Class, and R Class and 0.46% to 0.34% for the
I Class, generally declining as the fund reduces its overall stock exposure along its investment glide path. The annual all-inclusive fee covers investment management services and all of the fund’s operating expenses except for interest expense; expenses related to borrowings, taxes, and brokerage;
nonrecurring, extraordinary expenses; acquired fund fees and expenses; and
any 12b-1 fees applicable to a class. Differences in the annual all-inclusive fees between certain classes relate to differences in expected shareholder servicing expenses. At November 30, 2025, the effective annual all-inclusive fee rate was
0.63% for the Investor Class, Advisor Class, and R Class and 0.45% for the
I Class.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. Pursuant to the annual all-inclusive fee arrangement under the investment management and administrative agreement, expenses incurred by the fund pursuant to these service agreements are paid by Price Associates.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may invest in the T. Rowe Price Transition Fund (Transition Fund) to
facilitate the fund’s transition between the various underlying Price Funds as the fund rebalances its allocation to the underlying Price Funds. There is no specific neutral allocation to the Transition Fund. In addition, the fund may also maintain a small position in the Transition Fund when it is not actively involved in a transition.

T. ROWE PRICE Retirement 2055 Fund

The fund does not invest in the underlying Price Funds for the purpose of exercising management or control; however, investments by the fund may represent a significant portion of an underlying Price Fund’s net assets. At
November 30, 2025, the fund held less than 25% of the outstanding shares of any underlying Price Fund.
NOTE 7 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Associates acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 8 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be

T. ROWE PRICE Retirement 2055 Fund

predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F164-051 1/26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2) Listing standards relating to recovery of erroneously awarded compensation: Not applicable.

(3) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Retirement Funds, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	January 16, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	January 16, 2026

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	January 16, 2026